Share-based payments - Allocation of share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of revenues	¥ 112,434	$ 15,403	¥ 170,174	¥ 86,647
Selling and marketing expenses	198,863	27,244	438,609	241,430
Administrative expenses	374,644	51,326	568,446	2,173,939
Research and development expenses	42,070	$ 5,764	61,608	36,557
Newlink share incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of revenues	6,661		8,895	5,322
Selling and marketing expenses	25,835		63,766	27,846
Administrative expenses	117,474		316,762	170,145
Research and development expenses	10,451		9,653	10,519
Total	¥ 160,421		¥ 399,076	¥ 213,832